Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 198,933	$ 9,733
Silver bullion (note 6)	15,099,894	5,220,107
Total assets	15,298,827	5,229,840
Liabilities
Due to broker	188,873
Accounts payable	1,043	2,451
Total liabilities	189,916	2,451
Equity
Unitholders’ capital	6,171,117	4,761,967
Unit premiums and reserves	105	98
Retained earnings (deficit)	9,037,389	559,255
Underwriting commissions and issue expenses	(99,700)	(93,931)
Total equity (note 7)	15,108,911	5,227,389
Total liabilities and equity	$ 15,298,827	$ 5,229,840
Total equity per Unit	$ 24.59	$ 10.05